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                                  The RBB FUND, INC.
                            Bellevue Park Corporate Center
                           400 Bellevue Parkway, Suite 100
                                Wilmington, DE  19809
                                  December 23, 1997

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  THE RBB FUND, INC.
         (1933 ACT REGISTRATION NO. 33-20827)
         (1940 ACT REGISTRATION NO. 811-5518)
          -------------------------------------

Ladies and Gentlemen:

         On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the statements of additional information contained in Post-Effective Amendment No. 50 to the Company's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 50"), which was filed on December 8, 1997; and (ii) the text of Post-Effective Amendment No. 50 has been filed electronically:

         1. Statement of Additional Information dated December 8, 1997 for the Institutional Classes of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Strategic Global Fixed Income, BEA High Yield, BEA Municipal Bond and BEA Short Duration Funds;

         2. Statement of Additional Information dated December 8, 1997 for the Advisor Classes of the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield Funds; and
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Securities and Exchange Commission
December 23, 1997
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         3.   Statement of Additional Information dated December 8, 1997 for the Investor Classes of the BEA International Equity, BEA Emerging Markets Equity, BEA Global Telecommunications and BEA High Yield.

If you have any questions or comments regarding this filing, do not hesitate to contact David F. Connor, Esq. at (215) 988-2446.

                                  Very truly yours,

                                  The RBB Fund, Inc.


                                  By: /s/ Edward J. Roach
                                       ----------------------------
                                      President